Taxes - Schedule of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Schedule of Valuation Allowance [Abstract]
Beginning balance	$ 49,909	$ 56,911
Additions			58,230
Release	(47,701)	(11,560)
Foreign currency translation	(2,208)	4,558	(1,319)
Ending balance		$ 49,909	$ 56,911